Stockholders' Deficiency	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Stockholders’ Deficiency

Note 7 – Stockholders’ Deficiency

Common Stock and Warrant Offerings

During the six months ended June 30, 2017, the Company issued an aggregate of 331,335 shares of common stock and five-year immediately vested warrants to purchase an aggregate of 341,335 shares of common stock at an exercise price of $4.00 to investors for aggregate gross proceeds of $994,000. The warrants had an aggregate grant date fair value of $553,295.

Warrant Compensation

On April 5, 2017, the Company extended, a previously expired agreement with a consultant from January 1, 2017 to June 30, 2017. In connection with this extension, the Company issued a five-year immediately vested warrant to purchase 20,000 shares of common stock at an exercise price of $4.50 per share. The warrant grant date fair value of $30,440 was recognized immediately as stock-based compensation expense which is reflected as consulting expense in the unaudited condensed consolidated financial statements.

Warrant and Option Valuation

The Company has computed the fair value of warrants and options granted using the Black-Scholes option pricing model. Option forfeitures are estimated at the time of valuation and reduce expense ratably over the vesting period. This estimate will be adjusted periodically based on the extent to which actual option forfeitures differ, or are expected to differ, from the previous estimate, when it is material. The Company estimated forfeitures related to option grants at an annual rate ranging from 0% to 5% for options granted during the six months ended June 30, 2017 and 2016. The expected term used for warrants and options issued to non-employees is the contractual life and the expected term used for options issued to employees and directors is the estimated period of time that options granted are expected to be outstanding. The Company utilizes the “simplified” method to develop an estimate of the expected term of “plain vanilla” employee option grants. The Company is utilizing an expected volatility figure based on a review of the historical volatilities, over a period of time, equivalent to the expected life of the instrument being valued, of similarly positioned public companies within its industry. The risk-free interest rate was determined from the implied yields from U.S. Treasury zero-coupon bonds with a remaining term consistent with the expected term of the instrument being valued.

Warrant Modification and Exercise

On February 10, 2017, with respect to a warrant held by an investor, the Company agreed that (i) the conditions to the exercisability of the warrant for tranches to purchase an aggregate of 35,000 shares were eliminated, such that the entire warrant to purchase 50,000 shares of common stock was exercisable, and (ii) the exercise price of the warrant was reduced from an exercise price of $30.00 per share to $3.50 per share. Concurrent with the modification of the warrant, the investor exercised the warrant in full for aggregate gross proceeds to the Company of $175,000. The Company recognized a warrant modification charge of $4,500 during the six months ended June 30, 2017, which represents the incremental value of the modified warrants as compared to the original warrants, both valued as of the respective modification dates which is reflected in warrant modification expense in the unaudited condensed consolidated statement of operations.

Stock Warrants

In applying the Black-Scholes option pricing model to warrants granted, the Company used the following assumptions:

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2017	2016	2017	2016
Risk free interest rate	1.98% - 2.22%	1.01% - 1.41%	1.98% - 2.33%	0.44% - 1.47%
Expected term (years)	5.00	5.00	5.00	0.67 - 5.00
Expected volatility	120%	126%	120% - 132%	124% - 126%
Expected dividends	0.00%	0.00%	0.00%	0.00%

The weighted average estimated fair value of the warrants granted during the three and six months ended June 30, 2017 was approximately $1.47 and $1.61 per share, respectively. The weighted average estimated fair value of the warrants granted during the three and six months ended June 30, 2016 was $1.02 and $1.76 per share, respectively.

The Company recorded stock–based compensation expense of $30,440 and $71,203 during the three and six months ended June 30, 2017, respectively, related to stock warrants issued as compensation, which is reflected as consulting expense in the unaudited condensed consolidated statements of operations. As of June 30, 2017, there was no unrecognized stock-based compensation expense related to stock warrants. The Company recorded no stock–based compensation expense during the three and six months ended June 30, 2016.

A summary of the warrant activity during the six months ended June 30, 2017 is presented below:

				Weighted
		Weighted		Average
		Average		Remaining	Aggregate
	Number of	Exercise		Life	Intrinsic
	Warrants	Price		In Years	Value
Outstanding, December 31, 2016	2,953,651	$ 5.40	[1]
Issued	704,305	4.03
Exercised	(50,000)	3.50
Expired	(15,125)	30.33
Outstanding, June 30, 2017	3,592,831	$4.93		3.2	$-

Exercisable, June 30, 2017	3,592,831	$4.93		3.2	$-

[1]	Excludes the impact of a warrant to purchase 35,000 shares of common stock that had an exercise price which was the greater of $30.00 per share or the fair market value of the common stock on the date certain performance criteria are met. Exercisability was subject to satisfaction of certain performance criteria which had not occurred as of December 31, 2016. As discussed above under Warrant Modification and Exercise, on February 10, 2017, the performance criteria were eliminated and the exercise price was reduced to $3.50 per share in consideration of the full exercise of the warrant by the holder.

The following table presents information related to stock warrants at June 30, 2017:

Warrants Outstanding		Warrants Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Warrants	In Years	Warrants
$4.00 - $4.99	2,243,550	3.4	2,243,550
$5.00 - $5.99	1,184,243	3.0	1,184,243
$6.00 - $7.99	40,000	3.1	40,000
$8.00 - $9.99	2,500	2.4	2,500
$10.00 - $14.99	55,446	2.8	55,446
$15.00 - $19.99	38,559	2.2	38,559
$20.00 - $80.00	28,533	0.7	28,533
	3,592,831	3.2	3,592,831

Stock Options

On February 14, 2017, the Compensation Committee reduced the exercise price of outstanding options for the purchase of an aggregate of 1,219,450 shares of common stock of the Company (with exercise prices ranging between $5.70 and $30.00 per share) to $4.70 per share, which was the closing price for the Company’s common stock on February 13, 2017, as reported by the OTCQB. The exercise price reduction related to options held by, among others, the Company’s executive officers and directors. The incremental value of the modified options compared to the original options, both valued as of the respective modification date, of $430,394 is being recognized over the vesting term of the options.

On June 23, 2017, the Company issued ten-year options to an employee and directors to purchase an aggregate of 850,000 shares of common stock at an exercise price of $3.35 per share. The options vest as follows: (i) options for the purchase of 283,336 shares vest immediately, (ii) options for the purchase of 283,334 shares vest on the one year anniversary of the issuance date and (iii) options for the purchase of 283,330 shares vest on the two year anniversary of the issuance date. The options had an aggregate grant date value of $2,391,900.

A summary of the option activity during the six months ended June 30, 2017 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value
Outstanding, December 31, 2016	2,168,950	6.27
Granted	850,000	3.35
Forfeited	(250)	4.70
Outstanding, June 30, 2017	3,018,700	$4.34	8.4	$-

Exercisable, June 30, 2017	1,721,212	$4.74	7.8	$-

The following table presents information related to stock options at June 30, 2017:

Options Outstanding		Options Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$3.10 - $3.99	1,707,000	9.3	756,342
$4.00 - $4.99	1,234,200	6.8	887,370
$5.00 - $5.99	5,000	7.0	5,000
$6.00 - $19.99	37,500	6.5	37,500
$20.00 - $30.00	35,000	4.7	35,000
	3,018,700	7.8	1,721,212

The following table presents information related to stock option expense:

						Weighted
	For the		For the			Average
	Three Months		Six Months			Remaining
	Ended		Ended			Amortization
	June 30,		June 30,		Unrecognized at	Period
	2017	2016	2017	2016	June 30, 2017	(Years)
Consulting	$714,545	$439,644	$983,159	$543,742	$1,645,293	1.6
Research and development	106,507	75,156	364,923	182,339	609,198	1.6
General and administrative	476,226	442,450	863,826	592,163	1,194,109	1.5
	$1,297,278	$957,250	$2,211,908	$1,318,244	$3,448,600	1.6

Note 10 – Stockholders’ Deficiency

Authorized Capital

In December 2014, the Company’s stockholders approved the reincorporation of the Company from the State of Nevada to the State of Delaware effective January 1, 2015 and in connection therewith (i) approved an amendment to the Company’s Articles of Incorporation to increase the number of shares of common stock authorized to be issued by the Company from 100,000,000 to 200,000,000; and (ii) approved an amendment to the Company’s Articles of Incorporation to increase the number of shares of preferred stock authorized to be issued by the Company from 1,000,000 to 5,000,000.

Effective July 7, 2015, pursuant to authority granted by the stockholders of the Company, the Company implemented a 1-for-20 reverse split of the Company’s issued and outstanding common stock and a reduction in the number of shares of common stock authorized to be issued by the Company from 200,000,000 to 30,000,000.

As of December 31, 2016, the Company was authorized to issue 30,000,000 shares of common stock, $0.001 par value, and 5,000,000 shares of preferred stock, $0.01 par value. The holders of the Company’s common stock are entitled to one vote per share. Subject to the rights of holders of preferred stock, if any, the holders of common stock are entitled to receive ratably such dividends, if any, as may be declared by the Board of Directors out of legally available funds. Subject to the rights of holders of preferred stock, if any, upon liquidation, dissolution or winding up of the Company, holders of common stock are entitled to share ratably in all assets of the Company that are legally available for distribution.

2010 Equity Participation Plan

In September 2015, the Compensation Committee increased the number of shares authorized to be issued pursuant to the Plan from 1,000,000 to 2,000,000, subject to stockholder approval. In November 2015, the Compensation Committee further increased the number of shares authorized to be issued pursuant to the Plan to 2,250,000, subject to stockholder approval. In December 2015, the Company’s stockholders approved an increase in the number of shares of common stock authorized to be issued pursuant to the Plan to 2,250,000.

In August 2016 and October 2016, the Compensation Committee and the Company’s stockholders, respectively, approved an increase in the number of shares authorized to be issued pursuant to the Company’s 2010 Equity Participation Plan from 2,250,000 to 4,250,000.

Common Stock and Warrant Offerings

During the year ended December 31, 2015, the Company issued an aggregate of 395,425 shares of common stock at prices ranging from $4.00 to $7.00 per share to investors for aggregate gross proceeds of $2,033,700 (of such aggregate issuances, 50,000 shares of common stock were issued to the Bermuda Lender for an aggregate gross proceeds of $300,000). In connection with the purchases, the Company issued five-year warrants to purchase an aggregate of 259,464 shares of common stock at exercise prices ranging from $5.00 to $15.00 per share of common stock (of such aggregate warrant issuances, the Bermuda Lender was issued a five-year warrant to purchase 12,500 shares of common stock at an exercise price of $15.00 per share with a grant date value of $40,000). The warrants had an aggregate grant date value of $611,730. In connection with the purchase of 125,000 shares of common stock (the “Shares”) and a warrant to purchase 125,000 shares of common stock at an exercise price of $5.00 per share (the “Warrant”) for gross proceeds of $500,000, the Company agreed to cause the appointment and election of the investor to its Board of Directors. In December 2015, the investor was elected as a director of the Company.

During the year ended December 31, 2016, the Company issued an aggregate of 956,883 shares of common stock and warrants to purchase an aggregate of 1,801,177 shares of common stock at exercise prices ranging from $4.00 to $5.00 per share to investors for aggregate gross proceeds of $3,498,338. Of the aggregate warrants issued, warrants to purchase 444,444, 400,000 and 956,733 shares of common stock had terms of 0.7, 1.0 and 5.0 years, respectively. The warrants had an aggregate grant date fair value of $2,054,144.

Warrant and Option Valuation

The Company has computed the fair value of warrants and options granted using the Black-Scholes option pricing model. Option forfeitures are estimated at the time of valuation and reduce expense ratably over the vesting period. This estimate will be adjusted periodically based on the extent to which actual option forfeitures differ, or are expected to differ, from the previous estimate, when it is material. The Company estimated forfeitures related to option grants at an annual rate ranging from 0% to 5% for options granted during the years ended December 31, 2016 and 2015. The expected term used for warrants and options issued to non-employees is the contractual life and the expected term used for options issued to employees and directors is the estimated period of time that options granted are expected to be outstanding. The Company utilizes the “simplified” method to develop an estimate of the expected term of “plain vanilla” employee option grants. The Company is utilizing an expected volatility figure based on a review of the historical volatilities, over a period of time, equivalent to the expected life of the instrument being valued, of similarly positioned public companies within its industry. The risk-free interest rate was determined from the implied yields from U.S. Treasury zero-coupon bonds with a remaining term consistent with the expected term of the instrument being valued.

Warrant Exercises

During the year ended December 31, 2015, warrants to purchase an aggregate of 75,473 shares of common stock were exercised at a reduced exercise price of $3.50 per share (reduced from exercises prices ranging from $4.00 to $15.00 per share) for aggregate gross proceeds of $264,144. The Company recognized a warrant modification charge of $20,295 during the year ended December 31, 2015 which represents the incremental value of the modified warrant as compared to the original warrant, both valued as of the respective modification dates.

During the year ended December 31, 2016, warrants to purchase an aggregate of 60,831 shares of common stock were exercised at a reduced exercise price of $3.50 per share (reduced from exercises prices ranging from $4.00 to $15.00 per share) for aggregate gross proceeds of $212,898. The Company recognized a warrant modification charge of $23,448 during the year ended December 31, 2016, which represents the incremental value of the modified warrants as compared to the original warrants, both valued as of the respective modification dates.

Stock Warrants

In applying the Black-Scholes option pricing model to warrants granted, the Company used the following assumptions:

	For the Years Ended
	December 31,
	2016	2015
Risk free interest rate	0.44% - 2.07%	1.29% - 1.75%
Expected term (years)	0.67 - 5.00	5.00
Expected volatility	124% - 152%	120% - 122%
Expected dividends	0.00%	0.00%

The weighted average estimated fair value of the warrants granted during the years ended December 31, 2016 and 2015 was approximately $1.18 and $2.72 per share, respectively.

See Note 7 – Notes Payable for details associated with the issuance of warrants in connection with note issuances and the exchange of notes payable. See Note 9 – Commitments and Contingencies – Consulting Agreements for details associated with the issuance of warrants as compensation. See Note 10 – Stockholders’ Deficiency – Common Stock and Warrant Offerings for details associated with the issuance of warrants in connection with common stock and warrant offerings.

During the year ended December 31, 2015, the Company extended the expiration date of previously outstanding warrants to purchase an aggregate of 47,939 shares of common stock from expiration dates ranging from December 31, 2015 to January 23, 2016 to new expiration dates ranging from December 31, 2016 to December 31, 2017 and reduced the exercise price of previously outstanding warrants to purchase an aggregate of 470,085 shares of common stock from exercise prices ranging from $6.00 to $20.00 per share to new exercise prices ranging from $4.00 to $10.00 per share. During year ended December 31, 2015, the Company recognized $77,905 of incremental expense related to the modification of the warrants which is reflected in warrant modification expense in the consolidated statements of operations.

During the year ended December 31, 2016, the Company issued an immediately vested five-year warrant to purchase 40,000 shares of common stock at an exercise price of $4.00 per share to a consultant for services rendered. The issuance date fair value of $62,908 was immediately recognized as stock-based compensation expense which is reflected in consulting expense in the consolidated statements of operations.

During the year ended December 31, 2016, the Company reduced the exercise price of previously outstanding warrants to purchase an aggregate of 44,166 shares of common stock from exercise prices ranging from $6.00 to $15.00 per share to a new exercise price of $4.00 per share and recognized $5,038 of incremental expense related to the modification of the warrants which is reflected in warrant modification expense in the consolidated statements of operations.

The Company recorded stock–based compensation expense of $62,908 and $99,501 during the years ended December 31, 2016 and 2015, respectively, related to stock warrants issued as compensation, which is reflected as consulting expense in the consolidated statements of operations. As of December 31, 2016, there was no unrecognized stock-based compensation expense related to stock warrants.

A summary of the warrant activity during the year ended December 31, 2016 is presented below:

				Weighted
		Weighted		Average
		Average		Remaining	Aggregate
	Number of	Exercise		Life	Intrinsic
	Warrants	Price		In Years	Value
Outstanding, December 31, 2015	1,066,930	$7.56	[1]
Issued	1,991,927	4.64
Exercised	(60,831)	3.50	[2]
Forfeited	(44,375)	4.00
Outstanding, December 31, 2016	2,953,651	$5.40	[1]	3.3	$-

Exercisable, December 31, 2016	2,918,651	$5.40		3.4	$-

[1]	Excludes the impact of a warrant to purchase 35,000 shares of common stock that has an exercise price which is the greater of $30.00 per share or the fair market value of the common stock on the date certain performance criteria are met. Exercisability is subject to satisfaction of certain performance criteria which did not occur during the year ended December 31, 2016.

[2]	During the year ended December 31, 2016, warrants to purchase an aggregate of 60,831 shares of common stock were exercised at a reduced exercise price of $3.50 per share (reduced from exercise prices ranging from $4.00 to $15.00 per share) for aggregate gross proceeds of $212,898. The Company recognized a warrant modification charge of $23,448 during the year ended December 31, 2016, which represents the incremental value of the modified warrants as compared to the original warrants, both valued as of the respective modification dates. See Note 10 – Stockholders’ Deficiency – Warrant Exercises for additional details.

The following table presents information related to stock warrants at December 31, 2016:

Warrants Outstanding			Warrants Exercisable
			Weighted
		Outstanding	Average	Exercisable
Exercise		Number of	Remaining Life	Number of
Price		Warrants	In Years	Warrants

$4.00 - $4.99		1,554,245	3.4	1,554,245
$5.00 - $5.99		1,169,243	3.4	1,169,243
$6.00 - $7.99		40,000	3.6	40,000
$8.00 - $9.99		2,500	2.9	2,500
$10.00 - $14.99		55,446	3.3	55,446
$15.00 - $19.99		38,559	2.9	38,559
$20.00 - $80.00		58,658	0.7	58,658
Variable	[1]	35,000	-	-
		2,953,651	3.4	2,918,651

[1]	A warrant to purchase 35,000 shares of common stock has an exercise price which is the greater of $30.00 per share or the fair market value of the common stock on the date certain performance criteria are met. Exercisability is subject to satisfaction of certain performance criteria which did not occur during the year ended December 31, 2016.

Stock Options

In applying the Black-Scholes option pricing model to stock options granted, the Company used the following assumptions:

	For the Year Ended
	December 31,
	2016	2015
Risk free interest rate	1.16% - 1.53%	1.33% - 2.24%
Expected term (years)	5.50 - 10.00	5.00 - 10.00
Expected volatility	124% - 126%	120% - 123%
Expected dividends	0.00%	0.00%

The weighted average estimated fair value of the stock options granted during the years ended December 31, 2016 and 2015 was approximately $3.24 and $4.07 per share, respectively.

See Note 9 – Commitments and Contingencies for details associated with certain grants of options as compensation to employees, directors and consultants.

In September 2015, the Compensation Committee determined that, with respect to all outstanding options granted under the Plan, to the extent not already provided for in the stock option agreement evidencing the option grant, the optionee be given the right to exercise the option on a cashless basis as contemplated by Section 13(b) of the Plan and, other than in the case of the Company’s CEO, in the event of a termination of employment, directorship, consultancy or membership on the Company’s Scientific Advisory Board, to the extent that the options are then exercisable, they shall remain exercisable until twelve months following such termination (unless the stock option agreement evidencing the option grant provides that such options are exercisable until the expiration date of the options), but in no event shall the options be exercisable after the respective expiration dates of the options.

In February 2016, the Company granted a ten-year option to a director to purchase 15,000 shares of the Company’s common stock at an exercise price of $3.70. The shares vest ratably over three years on the issuance date anniversaries. The options had an aggregate grant date value of $52,900.

In June 2016, the Company issued ten-year options to employees, directors and advisors to purchase an aggregate of 827,000 shares of common stock at an exercise price of $3.73 per share, pursuant to the Plan. The shares vest as follows: (i) 192,333 shares vest immediately, (ii) 384,667 shares vest ratably over two years on the issuance date anniversaries and (iii) 250,000 shares vest ratably over three years on the issuance date anniversaries. The options had an aggregate grant date value of $2,682,800.

In August 2016, the Company granted a ten-year option to the Chairman of the Company’s Scientific Advisory Board, to purchase 15,000 shares of the Company’s common stock at an exercise price of $3.10. The shares vest ratably over two years on the issuance date anniversaries. The option had a grant date fair value of $41,000 and will be amortized over the vesting period of the option.

The following table presents information related to stock option expense:

				Weighted
				Average
				Remaining
	For the Year Ended		Unrecognized at	Amortization
	December 31,		December 31,	Period
	2016	2015	2016	(Years)

Consulting	$880,288	$595,446	$902,142	1.4
Research and development	492,061	376,596	902,056	2.0
General and administrative	1,001,445	705,546	1,068,001	1.5

	$2,373,794	$1,677,588	$2,872,199	1.6

A summary of the option activity during the year ended December 31, 2016 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value
Outstanding, December 31, 2015	1,330,450	$10.11
Granted	857,000	3.72
Forfeited	(18,500)	16.41
Outstanding, December 31, 2016	2,168,950	$7.53	8.2	$3,000

Exercisable, December 31, 2016	1,137,620	$9.78	7.6	$-

The following table presents information related to stock options at December 31, 2016:

Options Outstanding		Options Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options

$3.10 - $3.99	857,000	9.4	192,336
$4.00 - $4.99	15,000	8.9	5,000
$5.00 - $5.99	35,000	7.5	35,000
$6.00 - $6.99	318,750	7.3	213,749
$7.00 - $7.99	507,000	8.6	305,501
$8.00 - $8.99	32,250	8.5	10,750
$9.00 - $9.99	30,000	6.2	13,334
$10.00 - $19.99	198,000	6.5	193,000
$20.00 - $30.00	175,950	5.1	168,950
	2,168,950	7.6	1,137,620

Compensatory Common Stock Issuances

See Note 9 – Commitments and Contingencies for details associated with certain issuances of common stock as compensation to employees, directors and consultants.

During the year ended December 31, 2015, the Company issued an aggregate of 31,473 shares of immediately vested common stock valued at $112,847 to consultants pursuant to consulting agreements for services rendered during the period.

During the year ended December 31, 2015, the Company issued 943 shares of common stock valued at $8,481 in satisfaction of previously accrued professional service fees.

During the year ended December 31, 2016, the Company issued an aggregate of 54,901 shares of immediately vested common stock valued at $116,958 to consultants pursuant to consulting agreements for services rendered during the period.

During the year ended December 31, 2016, the Company issued an aggregate of 13,208 shares of common stock valued at $27,553 in satisfaction of previously accrued consulting services.

The following table presents information related to compensatory common stock expense:

	For The Nine Months Ended		Unrecognized at
	December 31,		December 31,
	2016	2015	2016

Consulting	$100,083	$168,800	$-
Research and development	-	8,847	-

	$100,083	$177,647	$-

Return of Shares to Treasury

In June 2016, the Company and a consultant agreed that, due to the amount and nature of the services performed, the consultant would return 7,500 shares of common stock to the Company with a fair value of $16,875. Accordingly, the Company recorded the treasury shares at cost with a stock-based compensation credit which is reflected within consulting expense in the consolidated statements of operations.

Retirement of Treasury Shares

In August 2016, the Company’s Board of Directors made a determination to retire 35,432 shares of treasury stock.